Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	2025	2024	2023
Basic Earnings Per Share Numerator
Profit for the year attributable to owners of the Company	(27,056)	1,329,717	998,196

Diluted Earnings Per Share Numerator
Profit for the year attributable to owners of the Company	(27,056)	1,329,717	998,196

Basic Earnings Per Share Denominator
Original shares (Class A and Class B common share):	10,000,000	6,843,000	6,843,000
Additions from actual events:
– Issuance of ordinary shares, weighted	205,479	522,570	—
Basic weighted average shares outstanding	10,205,479	7,365,570	6,843,000

Diluted Earnings Per Share Denominator
Basic weighted average shares outstanding	10,205,479	7,365,570	6,843,000
Dilutive shares: Potential additions from dilutive events:
	—	—	—
Diluted Weighted Average Shares Outstanding:	10,205,479	7,365,570	6,843,000

Earnings Per Share
– Basic*	$(0.003)	$0.180	$0.146
– Diluted*	$(0.003)	$0.180	$0.146
Weighted Average Shares Outstanding
– Basic*	10,205,479	7,365,570	6,843,000
– Diluted*	10,205,479	7,365,570	6,843,000

*	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.